Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000011654
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Administrative
Trading Symbol	MGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248991
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisor
Trading Symbol	MALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of March 27, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.15%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.15%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011655
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisory
Trading Symbol	MAYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.43%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.43%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017907
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Cash Management
Trading Symbol	MSGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000227505
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	CastleOak Shares
Trading Symbol	COSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's CastleOak Shares Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's CastleOak Shares Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact
Trading Symbol	IMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact Partner
Trading Symbol	IPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of March 5, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.15%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.15%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011656
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Insitutional
Trading Symbol	MVRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011659
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Select
Trading Symbol	MGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011657
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Investor
Trading Symbol	MVVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.28%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.28%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011658
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Participant
Trading Symbol	MPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.68%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.68%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Select
Trading Symbol	MSDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
AssetsNet	$ 155,108,027,335
Holdings Count | Holding	231
Advisory Fees Paid, Amount	$ 141,757,825
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.98%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Material Fund Change Expenses [Text Block]

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.98%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011660
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Administrative
Trading Symbol	MGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011661
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Advisory
Trading Symbol	MVAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017908
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Cash Management
Trading Symbol	MCHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011662
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Insitutional
Trading Symbol	MUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011665
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011663
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Investor
Trading Symbol	MVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011664
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Participant
Trading Symbol	MGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 5,170,026,800
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,395,742
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248992
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisor
Trading Symbol	MAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of March 27, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$11	0.19%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011667
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisory
Trading Symbol	MBDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017909
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Cash Management
Trading Symbol	MLKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248681
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Impact Partner
Trading Symbol	IPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of March 5, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.19%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011670
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Participant
Trading Symbol	MEPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000240958
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Select
Trading Symbol	MSKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011668
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth
Trading Symbol	MWMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011671
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth S
Trading Symbol	MWSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
AssetsNet	$ 2,943,417,042
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,556,233
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Advisory
Trading Symbol	MAVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Cash Management
Trading Symbol	MSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000238341
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	CastleOak Shares
Trading Symbol	CASXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact
Trading Symbol	IMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact Partner
Trading Symbol	IPYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of March 5, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Insitutional
Trading Symbol	MPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011677
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional Select
Trading Symbol	MPEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 13,749,674,621
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 22,438,628
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Material Fund Change Objectives [Text Block]

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248993
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Advisor
Trading Symbol	MAXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of March 27, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%
AssetsNet	$ 464,826,135
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 141,722
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Material Fund Change Objectives [Text Block]

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Cash Management
Trading Symbol	TECXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 464,826,135
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 141,722
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Material Fund Change Objectives [Text Block]

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248683
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Select
Trading Symbol	TSXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of February 29, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Select Class	$68	1.00%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.00%
AssetsNet	$ 464,826,135
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 141,722
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Material Fund Change Objectives [Text Block]

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248682
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth
Trading Symbol	TEWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 464,826,135
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 141,722
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Material Fund Change Objectives [Text Block]

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth S
Trading Symbol	TWSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
AssetsNet	$ 464,826,135
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 141,722
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Material Fund Change Objectives [Text Block]

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Administrative
Trading Symbol	MTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248994
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisor
Trading Symbol	MATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of March 27, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011685
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisory
Trading Symbol	MAOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Cash Management
Trading Symbol	MREXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011686
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Insitutional
Trading Symbol	MISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011689
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Select
Trading Symbol	MTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011687
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Investor
Trading Symbol	MTNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011688
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Participant
Trading Symbol	MTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Select
Trading Symbol	MSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 30,400,955,787
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 42,249,686
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011690
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Administrative
Trading Symbol	MAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000251131
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisor
Trading Symbol	MAZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of June 27, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$7	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.20%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011691
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisory
Trading Symbol	MVYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Cash Management
Trading Symbol	MHSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248675
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact
Trading Symbol	IMXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of March 5, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.20%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248676
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact Partner
Trading Symbol	IPUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of March 5, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.20%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011692
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Insitutional
Trading Symbol	MSUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011695
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011693
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Investor
Trading Symbol	MNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011694
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Participant
Trading Symbol	MPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Select
Trading Symbol	MSEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 50,040,148,358
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 68,697,988
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity